Segments - Schedule of Net Sales by Product Line - Schedule of Property, Plant and Equipment by Geographic Location (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 4,080	$ 4,581
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,033	1,066
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	704	1,262
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	529	561
Croatia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	312	277
Czech republic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	199	206
Hungary [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	86	83
Ireland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	244	261
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 973	$ 865